Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No.8 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-258528), initially filed by RetinalGenix Technologies Inc., a Delaware corporation (the “Registrant”), with the Securities and Exchange Commission (the “SEC”) on August 5, 2021 and declared effective by the SEC on October 7, 2021 (the “Registration Statement”). This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) to update the Registration Statement to include, among other things, the audited financial statements of the Registrant as at and for the year ended December 31, 2024, which was filed with the SEC on March 31, 2025 as part of the Registrant’s Annual Report on Form 10-K, and the unaudited financial statements of the Registrant as at and for the quarter ended March 31, 2025 which was filed with the SEC on May 15, 2025 as part of Registrant’s Quarterly Report on Form 10-Q. This Post-Effective Amendment covers only the resale, from time to time, of up to 1,589,306 shares of common stock, including 1,388,406 outstanding shares of common stock, 181,000 shares of common stock issuable upon exercise of outstanding options and 19,900 shares of common stock issuable upon exercise of outstanding warrants (the “Resale Shares”) owned by the selling stockholders. The Registrant previously paid to the SEC the entire registration fee relating to the shares of common stock that are the subject of this Post-Effective Amendment. The Registrant paid a fee of $173.82 in connection with the registration of the Resale Shares under the Registration Statement.
Entity Registrant Name	RETINALGENIX TECHNOLOGIES INC.
Entity Central Index Key	0001836295
Entity Tax Identification Number	82-3936890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	409 Apollo Beach Blvd
Entity Address, Address Line Two	Ste 6
Entity Address, City or Town	Apollo Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33572-2281
City Area Code	(415)
Local Phone Number	578-9583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	409 Apollo Beach Blvd
Entity Address, Address Line Two	Ste 6
Entity Address, City or Town	Apollo Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33572-2281
City Area Code	(415)
Local Phone Number	578-9583
Contact Personnel Name	Jerry Katzman